Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of incentive subscription rights

	Number of Subscription Rights	Weighted Average Exercise Price (in NOK)
Outstanding as of December 31, 2018	34,471,050	5.52
Granted	20,414,143	1.38
Exercised	—	—
Forfeited	(3,236,375)	4.34
Expired	(1,773,775)	5.27

Outstanding as of December 31, 2019	52,875,043	4.01
Granted	36,414,800	1.62
Exercised	(52,150)	1.65
Cancelled	(25,962,800)	5.40
Forfeited	(4,363,500)	4.28
Expired	(2,567,300)	7.32

Outstanding as of December 31, 2020	56,344,093	1.66

Subscription Rights exercisable as of December 31, 2020	5,024,700	3.03
Subscription Rights exercisable as of December 31, 2019	13,783,275	6.13

	Number of Subscription Rights	Weighted Average Fair Value (in NOK)
Subscription Rights granted in 2020	36,414,800	0.79
Subscription Rights granted in 2019	20,414,143	0.79

Summary of fair value of the subscription rights
The fair value of the subscription rights granted in the year has been calculated using the Black-Scholes option pricing model applying the following assumptions in 2020 and 2019:

	Year Ended December 31,
	2020	2019	2018
Exercise price (NOK)	1.10 – 1.80	0.15 – 3.88	4.28 –5.12
Weighted average per share	1.62	1.38	4.55
Weighted average actual share price at date of grant (per share)	1.42	1.49	4.55
Expected duration up to (years)	4.77	4.93	4.93
Weighted average (years)	2.96	3.21	3.32
Volatility of share price based on share price history (percent)	78 – 113	63 – 80	48 – 66
Weighted average risk-free interest rate	0.354	1.16	1.16
Expected dividend payment	0	0	0
Actual population of subscription rights holders	No attrition	No attrition	No attrition

Summary of outstanding and vested incentive subscription rights
Outstanding and vested incentive subscription rights at 31 December 2020 and 2019:

As of December 31, 2020					As of December 31, 2020
Outstanding Subscription Rights					Vested Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration	Weighted Average Remaining Time to Vest (in years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration (in years)
0.00 – 0.50	4,938,543	0.15	3.36	0.54	—	—	—
0.50 – 1.00	868,100	0.71	3.36	1.34	217,025	0.71	3.35
1.00 – 1.50	5,542,500	1.11	3.36	1.79	—	—	—
1.50 – 2.00	42,245,000	1.70	4.10	1.35	2,843,925	1.65	3.35
3.50 – 4.00	208,00	3.70	3.36	0.87	52,000	3.70	3.02
4.00 – 4.50	1,339,450	4.28	1.04	0.14	871,750	4.28	1.01
5.00 – 5.50	660,000	5.09	2.12	0.05	620,000	5.09	2.11
7.50 – 8.00	467,500	7.76	0.86	0.12	363,750	7.76	0.87
8.00 – 8.50	75,000	8.42	1.37	0.07	56,250	8.42	1.36

Total	56,344,093	3.82	1.66	1.24	5,024,700	3.03	2.59

As of December 31, 2019
Outstanding Subscription Rights					Vested Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration	Weighted Average Remaining Time to Vest (in years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration (in years)
0.00 – 0.50	4,938,543	0.15	4.36	1.54	—	—	—
0.50 – 1.00	1,253,700	0.71	4.36	2.29	—	—	—
1.50 – 2.00	12,138,200	1.65	4.36	2.04	—	—	—
3.50 – 4.00	896,500	3.82	3.71	1.63	—	—	—
4.00 – 4.50	11,022,200	4.28	3.14	0.91	2,987,300	4.28	2.96
4.50 – 5.00	5,160,000	4.67	2.37	0.78	1,290,000	4.67	2.36
5.00 – 5.50	6,265,900	5.09	3.16	0.93	2,338,475	5.09	3.03
6.50 – 7.00	3,975,000	6.59	1.33	0.28	2,406,250	6.59	1.30
7.50 – 8.00	5,075,000	7.77	1.84	0.35	3,135,000	7.78	1.73
8.00 – 8.50	1,970,000	8.24	1.11	0.16	1,446,250	8.21	0.86
9.00 – 9.50	105,000	9.23	0.27	—	105,000	9.23	0.27
9.50 – 10.00	75,000	9.85	0.37	—	75,000	9.85	0.36

Total	52,875,043	4.01	3.15	1.13	13,783,275	6.13	2.09